Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Condensed Interim Consolidated Financial Statements	6 Months Ended
Jun. 30, 2026
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Condensed Interim Consolidated Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the consolidated financial statements:

a.	Estimates and assumptions:

The preparation of the consolidated financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the consolidated financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Fair value of financial instruments:

When the fair values of financial assets and financial liabilities recorded in the consolidated statement of financial position cannot be derived from active markets, their fair value is determined using a variety of valuation techniques that include the use of valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, estimation is required in establishing fair values. The models are tested for validity by calibrating to prices from any observable current market transactions in the same instrument when available.